Average Annual Total Returns - Institutional - Vanguard European Stock Index Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares Since Inception	Institutional Plus Shares Inception Date	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) Since Inception	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) Inception Date	FTSE Developed Europe Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe Index (reflects no deduction for fees or expenses) Since Inception	FTSE Developed Europe Index (reflects no deduction for fees or expenses) Inception Date	Spliced European Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced European Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced European Stock Index (reflects no deduction for fees or expenses) Since Inception	Spliced European Stock Index (reflects no deduction for fees or expenses) Inception Date	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) Since Inception	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) Inception Date	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Inception Date
Total	6.47%	7.35%	4.91%	Dec. 05, 2014	6.54%	7.29%	5.09%	Dec. 05, 2014	6.31%	7.22%	4.82%	Dec. 05, 2014	6.54%	7.29%	4.91%	Dec. 05, 2014	6.49%	7.34%		Dec. 05, 2014	11.24%	9.07%	6.19%	Dec. 05, 2014